Leases (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of lease liabilities

Lease liabilities	October 31, 2021	October 31, 2020
	$	$
Balance - beginning	116,907	142,205
Adoption of IFRS 16	-	276,431
Additions	2,642,588	68,035
Disposals	(18,513)	-
Interest expense on lease liabilities	132,371	65,433
Payments	(512,914)	(435,197)
Balance - ending	2,360,438	116,907
Current portion	624,935	100,277
Non-current portion	1,735,503	16,630